Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2020
Registrant Name	dei_EntityRegistrantName	AMG FUNDS III
Entity Central Index Key	dei_EntityCentralIndexKey	0000720309
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 12, 2021
Document Effective Date	dei_DocumentEffectiveDate	Mar. 15, 2021
Prospectus Date	rr_ProspectusDate	Mar. 15, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A